UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street
                                    Suite 204
                                Weston, FL. 33326
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end: 5/31/2004

Date of reporting period: 5/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

INVESTMENT ADVISOR:

CRAFund Advisors, Inc.
1830 Main Street, Suite 204
Weston, FL 33326

ADMINISTRATOR:

Citco Mutual Fund Services, Inc.
83 General Warren Boulevard
Suite 200
Malvern, PA 19355

LEGAL COUNSEL:                                               [LOGO]

Drinker Biddle & Reath LLP                       THE COMMUNITY REINVESTMENT ACT
18th and Cherry Streets                             QUALIFIED INVESTMENT FUND
Philadelphia, PA
19103-6996                                               ANNUAL REPORT

INDEPENDENT AUDITORS:                                     May 31, 2004

Grant Thornton LLP
60 Broad Street
New York, NY 10004

CUSTODIAN:

Wachovia Bank
1339 Chestnut Street
Philadelphia, PA 19101-7618

THIS REPORT IS INTENDED FOR THE FUND'S  SHAREHOLDERS.  IT MAY NOT BE DISTRIBUTED
TO PROSPECTIVE  INVESTORS  UNLESS IT IS PRECEDED BY OR ACCOMPANIED BY THE FUND'S
PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR
SENDING   MONEY.   A  PROSPECTUS   MAY  BE  OBTAINED  BY  CALLING  THE  FUND  AT
1-877-272-1977.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the "CRA Qualified Investment Fund") for the twelve-month period ended May 31, 2004.

PORTFOLIO MANAGEMENT COMMENTARY

Whether judged politically or economically, the fiscal year ending May 31, 2004 was a year of uncertainty and volatility. Geopolitical events captured the headlines in the early part of the year while the financial headlines spoke of deflation risk which helped lead to 45-year lows in interest rates. As deflationary fears began to subside with stronger-than-expected GDP in the third quarter 2003 and a sharply falling dollar, the entire fixed-income industry experienced the end of the multigenerational lows in interest rates. After reaching a low of 3.10% in June 2003, the benchmark 10-year Treasury along with the rest of the yield curve advanced higher. On May 31, 2004, the 10-year Treasury was at 4.70% up from 3.71% at the end of the prior fiscal year.

On the economic front, inconsistent economic data - which included strong gross domestic product growth and consumer spending but minimal job growth - led to uncertainty about the future direction of interest rates. However, by the spring of 2004, strengthening in the job market and consistent economic growth led to the anticipation of higher interest rates with the Federal Reserve increasingly hinting at tighter monetary policy.

We expect the economy to continue to grow and the Federal Reserve to continue on a path of tighter monetary policy. As such, we anticipate four to six rate increases over the next twelve months with the Federal Funds rate settling in around the 2.50% to 3.00% range. We believe the market has already priced in a large percentage of these increases.

From a performance perspective, the CRA Qualified Investment Fund received new accolades during the fiscal year. It was named a Lipper Leader for both Total Return and Consistent Return for the three-year period ending March 31, 2004. As a result, relative to other mutual funds in its peer group - U.S. Mortgage Funds
- the Fund provided above-average historical total return performance as well as higher consistent, risk-adjusted returns. For the three-year period ending March 31, 2004, the Fund returned 6.67% on an annualized basis versus 5.72% for U.S. Mortgage Funds. For the twelve-month period ending May 31, 2004, the Fund had total returns of -1.61%. For the same period the Fund's two benchmarks, the Merrill Lynch U.S. Domestic Master Index ("Merrill Lynch Index") and the Community Reinvestment Act Qualified Investment Act Composite Index, had total returns of -0.45% and 0.92%, respectively.*

Within the bond market, the corporate bond sector - which the Fund does not participate in - was one of the strongest performing sectors during the 12-month period ending May 31, 2004. Mortgage-backed securities ("MBS") comprise approximately 52% of the Fund, 36% of which are multi-family MBS. For the 12-month period ending May 31, 2004, multi-family MBS underperformed single-family MBS due to different prepayment characteristics. Some of these factors accounted for the underperformance of the Fund relative to the Merrill Lynch Index.

The duration of the Fund remains below that of the Merrill Lynch Index. At the end of May, duration was 4.58 years versus the Index's duration of 4.84 years. In anticipation of higher interest rates, we plan to manage the duration of the Fund similar to or slightly below that of the Index. As always, CRAFund Advisors is committed to helping you make a direct and measurable impact in your community. Thank you for your continued support.

/S/ BARBARA VANSCOY
Barbara VanScoy
Principal & Portfolio Manager Of CRAFund Advisors, Inc.

----------
*Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 877-272-1977 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This shareholder report may contain certain forward-looking statements concerning the Fund that may affect the performance of the Fund in the future. These statements are based on Fund management's prediction and expectations concerning future events, such as changes in the levels of interest rates. The Advisor believes these forward-looking statements to be reasonable, although they are inherently uncertain. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                            ANNUAL TOTAL RETURNS
                                                                    May 31, 2004
--------------------------------------------------------------------------------
                                                            AUGUST 30, 1999
                                         ONE YEAR ENDING        THROUGH
ANNUAL TOTAL RETURN                       MAY 31, 2004       MAY 31, 2004*
-------------------                       ------------      ---------------
The Community Reinvestment Act
  Qualified Investment Fund                  -1.61%               6.15%

The Community Reinvestment Act
  Composite Index                             0.92%               6.94%

Merrill Lynch Domestic Master Index          -0.45%               7.32%


                                [CHART OMITTED]

                         <<PLOT POINTS TO BE PROVIDED>>

The above illustration compares a $250,000 investment made in the Portfolio and a broad based index, the Merrill Lynch Domestic Master Index (the "Domestic Master Index"), since 08/30/99 (inception date). The Domestic Master Index is Merrill Lynch's flagship indicator of the performance of the investment grade U.S. domestic bond market. The Domestic Master Index is comprised of outstanding debt of the U.S. Treasury, Note, and Bond, U.S. Agency, Mortgage Pass through and U.S. Investment Grade Corporate Bond markets. In general, the Advisor believes that the Domestic Master Index is a good proxy for use as a comparison to the Portfolio's performance. However, the Advisor believes that there are differences between the portfolio of investments of the Domestic Master Index and the Portfolio. To supplement the performance comparison, the Portfolio's Advisor compiled The Community Reinvestment Act Qualified Fund Composite Index ("Composite Index") which more closely tracks the asset allocation of the Portfolio. The Composite Index is comprised of 70% in Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate Bonds and 10% in U.S. Treasury Bills Index.

Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

*Annualized

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                    VALUE
                                                                                              ----------               -------------
AGENCY OBLIGATIONS -- 55.44%
FGLMC - SINGLE FAMILY -- 13.58%
   Pool #A10358, 5.00%, 06/01/2033                                                             1,800,759               $   1,732,649
   Pool #A12765, 5.00%, 08/01/2033                                                             2,453,278                   2,360,488
   Pool #A15504, 5.00%, 10/01/2033                                                             1,478,147                   1,422,239
   Pool #A15506, 5.50%, 10/01/2033                                                             2,755,738                   2,735,864
   Pool #A15513, 6.00%, 10/01/2033                                                               977,774                     994,992
   Pool #A16092, 5.50%, 11/01/2033                                                             1,840,858                   1,827,582
   Pool #A16466, 5.50%, 11/01/2033                                                             1,688,286                   1,676,111
   Pool #A17987, 5.50%, 01/01/2034                                                             1,941,301                   1,925,149
   Pool #A17988, 5.50%, 01/01/2034                                                             5,821,253                   5,772,821
   Pool #A18418, 5.50%, 01/01/2034                                                             2,168,483                   2,150,441
   Pool #A19041, 5.00%, 02/01/2034                                                             1,034,086                     993,854
   Pool #A19042, 5.50%, 02/01/2034                                                             2,090,241                   2,072,850
   Pool #A19043, 5.50%, 02/01/2034                                                             2,726,143                   2,703,462
   Pool #A19762, 5.50%, 03/01/2034                                                             1,357,907                   1,346,609
   Pool #A20319, 5.00%, 03/01/2034                                                             1,527,787                   1,468,347
   Pool #B31165, 6.00%, 12/01/2031                                                               617,686                     629,130
   Pool #B31166, 6.50%, 12/01/2031                                                               477,544                     495,094
   Pool #C38992, 6.50%, 12/01/2029                                                               827,512                     859,443
   Pool #C41299, 7.50%, 08/01/2030                                                               239,552                     257,285
   Pool #C43597, 7.50%, 09/01/2030                                                               144,056                     154,719
   Pool #C50755, 6.50%, 03/01/2031                                                               324,866                     336,805
   Pool #C54246, 6.50%, 07/01/2031                                                               229,701                     238,143
   Pool #C58863, 6.50%, 09/01/2031                                                               188,836                     195,875
   Pool #C59148, 6.50%, 10/01/2031                                                               221,236                     229,367
   Pool #C61762, 6.00%, 12/01/2031                                                               323,738                     329,736
   Pool #C61764, 6.50%, 12/01/2031                                                               385,502                     399,670
   Pool #C63392, 6.50%, 01/01/2032                                                               393,124                     407,275
   Pool #C64625, 6.50%, 02/01/2032                                                               586,344                     607,450
   Pool #C65420, 6.50%, 03/01/2032                                                               618,158                     640,409
   Pool #C66762, 6.50%, 05/01/2032                                                               260,525                     269,902
   Pool #C66763, 6.50%, 05/01/2032                                                               941,799                     975,700
   Pool #C66830, 6.50%, 05/01/2032                                                               420,809                     435,957
   Pool #C68518, 6.50%, 06/01/2032                                                               554,557                     574,519
   Pool #C70994, 6.00%, 09/01/2032                                                               986,741                   1,004,295
   Pool #C72004, 6.00%, 09/01/2032                                                               848,629                     863,726
   Pool #C72446, 6.50%, 08/01/2032                                                               772,926                     800,749

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                    VALUE
                                                                                              ----------               -------------
   Pool #C72447, 5.50%, 10/01/2032                                                               916,956               $     910,997
   Pool #C72676, 5.50%, 10/01/2032                                                             1,409,916                   1,400,753
   Pool #C72677, 5.50%, 11/01/2032                                                             1,328,071                   1,319,440
   Pool #C74224, 6.00%, 11/01/2032                                                               798,161                     812,360
   Pool #C74225, 5.50%, 11/01/2032                                                               988,210                     981,788
   Pool #C74648, 6.00%, 11/01/2032                                                               882,582                     898,283
   Pool #C74651, 6.00%, 11/01/2032                                                               122,552                     124,732
   Pool #C75088, 5.50%, 12/01/2032                                                               777,311                     772,259
   Pool #C75089, 6.00%, 12/01/2032                                                               706,327                     718,893
   Pool #C76059, 6.00%, 01/01/2033                                                               835,783                     850,652
   Pool #C76060, 5.50%, 01/01/2033                                                             1,370,435                   1,360,551
   Pool #C77015, 5.50%, 02/01/2033                                                             1,844,525                   1,831,222
   Pool #C77393, 6.00%, 02/01/2033                                                               828,731                     843,324
   Pool #C79010, 5.50%, 04/01/2033                                                             1,944,053                   1,930,033
   Pool #C79063, 5.50%, 04/01/2033                                                             1,070,496                   1,062,776
   Pool #C79557, 5.50%, 04/01/2033                                                             1,407,895                   1,398,745
   Pool #C79659, 5.50%, 05/01/2033                                                             1,933,879                   1,919,931
   Pool #TBA, 5.00%, 06/01/2034 (+)                                                            1,212,550                   1,163,684
   Pool #TBA, 5.50%, 06/01/2034 (+)                                                            1,229,250                   1,216,957
                                                                                                                       -------------
TOTAL FGLMC - SINGLE FAMILY                                                                                               63,406,087
                                                                                                                       -------------
FHA PROJECT LOAN -- 2.69%
   Loan #031-43178, 8.40%, 05/01/2030 (+)                                                      4,790,686                   5,006,267
   Loan #034-35271, 6.95%, 11/01/2025 (+)                                                        438,971                     446,609
   Loan #034-35272, 6.95%, 11/01/2025 (+)                                                        435,045                     442,615
   Loan #071-35591, 7.34%, 09/01/2030 (+)                                                      1,205,842                   1,263,119
   Loan #114-35008, 8.36%, 03/01/2010 (+)                                                      1,005,742                   1,012,481
   REILLY 130 FHA PRJ, 7.43%, 08/15/2021 (+)                                                   2,489,052                   2,489,052
   WM 2002-1, 7.43%, 08/01/2019 (+)                                                            1,866,444                   1,869,991
                                                                                                                       -------------
TOTAL FHA PROJECT LOAN                                                                                                    12,530,134
                                                                                                                       -------------
FNMA - MULTI-FAMILY -- 21.41%
   Pool #375549, 6.60%, 12/01/2007                                                             4,693,495                   5,040,297
   Pool #380240, 6.59%, 05/01/2016                                                             1,063,236                   1,138,313
   Pool #380307, 6.53%, 06/01/2016                                                               239,194                     255,078
   Pool #380596, 6.41%, 08/01/2016                                                             3,288,151                   3,582,013
   Pool #383145, 6.85%, 02/01/2019                                                             2,077,102                   2,252,171
   Pool #383308, 6.26%, 03/01/2011                                                             2,703,207                   2,918,237
   Pool #383486, 6.33%, 04/01/2019                                                               629,393                     658,713

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                    VALUE
                                                                                              ----------               -------------
   Pool #383604, 6.645%, 05/01/2016                                                              675,369               $     721,974
   Pool #384201, 6.58%, 11/01/2026 (+)                                                           820,630                     875,858
   Pool #384215, 6.20%, 09/01/2016                                                             1,162,018                   1,203,716
   Pool #384719, 6.59%, 02/01/2017                                                             1,471,038                   1,588,760
   Pool #384990, 6.57%, 04/01/2020                                                               196,229                     209,366
   Pool #385051, 6.89%, 05/01/2020                                                             2,362,582                   2,580,795
   Pool #385052, 6.89%, 05/01/2020                                                               754,715                     824,501
   Pool #385231, 6.33%, 06/01/2020                                                               621,388                     650,740
   Pool #385327, 6.16%, 08/01/2017                                                               491,212                     507,707
   Pool #385770, 5.00%, 01/01/2013                                                             2,172,564                   2,191,407
   Pool #385783, 5.50%, 01/01/2021                                                             4,564,826                   4,458,977
   Pool #385815, 4.77%, 01/01/2013                                                             7,847,347                   7,833,041
   Pool #385844, 4.85%, 02/01/2013                                                             1,902,722                   1,906,149
   Pool #385986, 5.06%, 03/01/2021                                                             1,498,422                   1,460,927
   Pool #385993, 5.23%, 04/01/2021                                                             4,939,518                   4,713,732
   Pool #386010, 5.11%, 01/01/2019 (+)                                                           617,368                     592,673
   Pool #386046, 7.22%, 04/01/2021                                                             2,873,875                   3,219,197
   Pool #386084, 4.56%, 01/01/2012 (+)                                                           637,941                     624,608
   Pool #386201, 5.25%, 05/01/2021                                                             1,779,843                   1,695,726
   Pool #386219, 4.60%, 06/01/2013                                                             4,938,862                   4,826,458
   Pool #386333, 3.60%, 07/01/2010 (+)                                                           982,630                     931,140
   Pool #386380, 4.21%, 07/01/2013                                                             1,730,831                   1,645,671
   Pool #386418, 4.35%, 08/01/2013                                                             2,969,024                   2,848,066
   Pool #386432, 4.75%, 08/01/2013                                                             2,153,775                   2,121,372
   Pool #386464, 5.88%, 08/01/2021 (+)                                                         2,887,834                   2,912,669
   Pool #386545, 5.32%, 10/01/2013 (+)                                                           496,872                     501,343
   Pool #386582, 4.93%, 10/01/2012 (+)                                                         1,512,162                   1,490,084
   Pool #386602, 4.66%, 10/01/2013 (+)                                                         2,978,367                   2,869,657
   Pool #386613, 5.39%, 10/01/2021                                                             2,197,190                   2,196,010
   Pool #386641, 5.80%, 12/01/2033                                                             2,937,032                   2,947,728
   Pool #386686, 5.52%, 12/01/2021                                                               995,360                   1,006,105
   Pool #386730, 5.56%, 01/01/2022 (+)                                                         3,387,509                   3,313,323
   Pool #386862, 4.78%, 5/01/2014 (+)                                                          2,000,000                   1,896,400
   Pool #386892, 5.23%, 04/01/2022 (+)                                                           578,453                     544,787
   Pool #386923, 3.87%, 04/01/2011 (+)                                                           499,373                     470,859
   Pool #386968, 4.92%, 05/01/2014 (+)                                                         5,709,159                   5,586,983
   Pool #386969, 5.70%, 05/01/2009 (+)                                                           770,841                     803,139
   Pool #73875, 7.13%, 01/01/2022                                                                480,909                     517,915
   Pool #TBA, 4.62%, 04/01/2034 (+)                                                            4,000,000                   3,763,600

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                    VALUE
                                                                                              ----------               -------------
   Pool #TBA, 5.04%, 04/15/2034 (+)                                                            1,300,000               $   1,286,350
   Pool #TBA, 5.86%, 05/01/2034 (+)                                                            1,000,000                   1,002,800
   Pool #TBA, 5.95%, 07/01/2034 (+)                                                              755,438                     765,485
                                                                                                                       -------------
TOTAL FNMA - MULTI-FAMILY                                                                                                 99,952,620
                                                                                                                       -------------
FNMA - SINGLE FAMILY -- 3.36%
   Pool #776709, 5.50%, 05/01/2034 (+)                                                         1,273,767                   1,260,265
   Pool #259165, 7.00%, 02/01/2031                                                               112,609                     118,666
   Pool #548812, 8.00%, 08/01/2030                                                               189,621                     205,181
   Pool #552795, 7.50%, 06/01/2030                                                                53,087                      56,766
   Pool #601826, 6.50%, 09/01/2031                                                               243,241                     252,168
   Pool #607240, 6.50%, 10/01/2031                                                               112,991                     117,138
   Pool #614014, 6.00%, 11/01/2031                                                               672,244                     684,419
   Pool #614022, 6.00%, 11/01/2031                                                                94,473                      96,184
   Pool #624093, 6.00%, 02/01/2032                                                               477,729                     486,381
   Pool #624108, 6.00%, 03/01/2032                                                               537,100                     546,445
   Pool #624109, 6.50%, 03/01/2032                                                               739,800                     766,538
   Pool #632775, 5.502%, 01/01/2032                                                              161,504                     166,784
   Pool #641885, 6.50%, 03/01/2032                                                               381,232                     395,010
   Pool #670266, 5.00%, 01/01/2018                                                               747,532                     749,207
   Pool #677877, 5.50%, 11/01/2032                                                               548,315                     544,338
   Pool #696281, 5.50%, 02/01/2033                                                               210,313                     208,787
   Pool #702422, 5.00%, 06/01/2033                                                               960,938                     925,226
   Pool #720036, 5.50%, 07/01/2033                                                               808,999                     802,645
   Pool #736982, 5.00%, 09/01/2033                                                             1,565,252                   1,507,083
   Pool #736983, 5.50%, 10/01/2033                                                             1,059,716                   1,051,392
   Pool #755547, 5.00%, 10/01/2033                                                             1,645,478                   1,584,327
   Pool #TBA, 5.00%, 06/01/2034 (+)                                                            2,033,736                   1,952,386
   Pool #TBA, 5.50%, 06/01/2034 (+)                                                            1,207,995                   1,195,190
                                                                                                                       -------------
TOTAL FNMA - SINGLE FAMILY                                                                                                15,672,526
                                                                                                                       -------------
GNMA - MULTI-FAMILY -- 14.16%
   Pool #450821, 5.45%, 05/15/2045 (+)                                                         3,051,700                   2,957,402
   Pool #450826, 5.18%, 10/15/2031                                                               992,239                     974,973
   Pool #465598, 7.745%, 10/15/2035                                                              273,945                     301,556
   Pool #492249, 8.50%, 12/15/2027                                                             1,017,633                   1,137,267
   Pool #514702, 8.25%, 12/15/2032                                                             1,419,310                   1,583,316
   Pool #514703, 8.25%, 12/15/2027                                                             1,912,237                   2,128,436
   Pool #536576, 6.75%, 09/15/2036                                                             1,617,578                   1,781,340

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                    VALUE
                                                                                              ----------               -------------
  Pool #543839, 7.00%, 10/15/2031                                                                734,981               $     819,179
  Pool #544414, 6.82%, 04/15/2042                                                                681,429                     754,048
  Pool #547863, 7.50%, 05/15/2033                                                                519,160                     576,861
  Pool #559221, 7.00%, 01/15/2032                                                                491,225                     547,696
  Pool #569132, 7.07%, 01/15/2035                                                                656,797                     726,112
  Pool #571999, 7.25%, 11/15/2028                                                                606,116                     674,853
  Pool #572002, 7.25%, 01/15/2025                                                              1,670,974                   1,855,432
  Pool #572704, 6.35%, 01/15/2032                                                              2,296,717                   2,466,746
  Pool #576413, 6.90%, 04/15/2032                                                                418,542                     464,127
  Pool #583872, 7.00%, 05/15/2032                                                                843,529                     940,716
  Pool #583901, 7.25%, 07/15/2030                                                                407,189                     453,817
  Pool #583902, 7.25%, 07/15/2030                                                                463,945                     517,072
  Pool #586110, 7.125%, 07/15/2032                                                               245,742                     272,194
  Pool #586120, 7.00%, 09/15/2032                                                                791,429                     882,567
  Pool #586122, 6.375%, 09/15/2030                                                               554,224                     594,269
  Pool #589621, 6.71%, 07/15/2032                                                                709,751                     778,349
  Pool #591449, 7.25%, 07/15/2032                                                              1,875,797                   2,092,639
  Pool #591450, 7.50%, 07/15/2032                                                                941,973                   1,047,453
  Pool #591458, 7.00%, 07/15/2031                                                                759,869                     847,024
  Pool #592451, 6.64%, 03/01/2044 (+)                                                         11,647,300                  11,662,441
  Pool #593482, 6.00%, 06/15/2045                                                                851,400                     868,282
  Pool #593484, 6.00%, 06/15/2025                                                                514,196                     524,392
  Pool #593486, 5.545%, 12/15/2045 (+)                                                         3,557,000                   3,444,243
  Pool #593488, 5.545%, 12/15/2028 (+)                                                         1,529,200                   1,484,242
  Pool #593502, 6.00%, 02/15/2028                                                                479,804                     501,160
  Pool #593511, 5.50%, 03/15/2033                                                                649,610                     657,153
  Pool #593518, 5.45%, 04/15/2033                                                                246,635                     248,472
  Pool #597682, 6.125%, 05/15/2033                                                               763,719                     805,174
  Pool #607550, 5.75%, 02/15/2033                                                              1,181,440                   1,217,125
  Pool #610013, 5.14%, 06/15/2033                                                                715,025                     703,506
  Pool #610153, 5.45%, 07/15/2033                                                                265,246                     266,515
  Pool #610167, 5.75%, 09/15/2033                                                              1,434,280                   1,471,064
  Pool #610173, 5.85%, 11/15/2031                                                              2,010,187                   2,072,175
  Pool #610707, 6.00%, 06/15/2033                                                                247,446                     258,556
  Pool #614006, 6.00%, 10/15/2033                                                                259,669                     270,720
  Pool #614121, 5.60%, 11/15/2029                                                                370,019                     374,790
  Pool #617908, 5.75%, 01/15/2016 (+)                                                            428,027                     438,343
  Pool #617920, 5.75%, 11/15/2033                                                                531,914                     544,951
  Pool #618940, 5.60%, 09/15/2033                                                              2,243,143                   2,275,938

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
  Pool #621045, 5.50%, 11/15/2008 (+)                                                          3,485,800               $   3,391,683
  Pool #624086, 5.70%, 01/15/2031                                                                370,402                     377,392
  Pool #TBA, 5.17%, 04/01/2034 (+)                                                             3,150,000                   2,996,910
  Pool #TBA, 5.65%, 04/15/2034 (+)                                                               536,000                     550,579
  Pool #TBA, 6.50%, 03/01/2034 (+)                                                               487,735                     520,560
                                                                                                                       -------------
TOTAL GNMA - MULTI-FAMILY                                                                                                 66,101,810
                                                                                                                       -------------
GNMA - SINGLE FAMILY -- 0.24%
  Pool #520369, 7.50%, 12/15/2029                                                                125,164                     134,461
  Pool #530199, 7.00%, 03/20/2031                                                                317,061                     334,786
  Pool #539778, 6.50%, 04/20/2031                                                                 66,019                      68,522
  Pool #547302, 7.50%, 02/20/2031                                                                144,722                     155,151
  Pool #582048, 6.50%, 01/15/2032                                                                409,459                     425,983
                                                                                                                       -------------
TOTAL GNMA - SINGLE FAMILY                                                                                                 1,118,903
                                                                                                                       -------------
TOTAL AGENCY OBLIGATIONS (COST $262,269,431)                                                                             258,782,080
                                                                                                                       -------------
MUNICIPAL BONDS -- 44.06%

ARIZONA -- 0.09%
   Maricopa County Industrial Development Authority, VRN, 11/15/2032                             400,000                     400,000

ARKANSAS -- 0.21%
   Arkansas Development Finance Authority, 5.75%, 10/01/2021                                     980,000                     969,328

CALIFORNIA -- 4.63%
   Abag Finance Authority for Nonprofit Corps., 6.40%, 11/15/2033                              1,000,000                     962,850
   California Rural Home Mortgage Finance Authority, 5.25%, 12/01/2024                         3,865,000                   3,812,513
   California Rural Home Mortgage Finance Authority, 6.15%, 12/01/2029                         5,000,000                   5,034,650
            California Statewide Communities Development Authority, 4.50%, 01/01/2006 170,0      173,607
   California Statewide Communities Development Authority, VRN, 12/01/2026                       500,000                     500,000
   City of Escondido, VRN, 11/15/2036                                                            650,000                     650,000
   El Cajon Redevelopment Agency, 7.60%, 10/01/2020                                              525,000                     587,643
   Los Angeles Community Redevelopment Agency, 7.10%, 12/01/2011                               3,000,000                   3,067,440
   Los Angeles Community Redevelopment Agency, VRN, 12/01/2038                                   855,000                     855,000
   Sacramento County Housing Authority, 7.65%, 09/01/2015                                      1,425,000                   1,522,370
   San Diego Family Housing, 1.15%, 07/01/2035(++)                                             1,500,000                   1,500,000
   San Diego Redevelopment Agency, 2.30%, 09/01/2005                                             180,000                     180,261
   San Diego Redevelopment Agency, 3.00%, 09/01/2006                                             185,000                     185,115
   San Diego Redevelopment Agency, 3.50%, 09/01/2007                                             185,000                     184,375
   San Diego Redevelopment Agency, 4.00%, 09/01/2008                                             195,000                     194,238

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
   San Diego Redevelopment Agency, 4.30%, 09/01/2009                                             200,000               $     197,312
   San Diego Redevelopment Agency, 6.25%, 09/01/2013                                           1,240,000                   1,325,101
   San Francisco City & County Redevelopment Agency, VRN, 12/01/2038                             700,000                     700,000
                                                                                                                       -------------
TOTAL CALIFORNIA                                                                                                          21,632,475
                                                                                                                       -------------
COLORADO -- 0.13%
   Colorado Housing & Finance Authority, 7.125%, 10/01/2012                                      350,000                     367,665
   Colorado Housing & Finance Authority, VRN, 02/15/2028                                         250,000                     250,000
                                                                                                                       -------------
TOTAL COLORADO                                                                                                               617,665
                                                                                                                       -------------
CONNECTICUT -- 0.72%
   Connecticut Housing Finance Authority, 2.17%, 11/15/2005                                      500,000                     497,100
   Connecticut Housing Finance Authority, 5.34%, 11/15/2018                                      224,000                     226,874
   Connecticut Housing Finance Authority, 5.85%, 11/15/2022                                    2,570,000                   2,525,719
   Connecticut State Health & Educational Facilities Authority, 6.125%,
      07/01/2018                                                                                 100,000                     100,384
                                                                                                                       -------------
TOTAL CONNECTICUT                                                                                                          3,350,077
                                                                                                                       -------------
DELAWARE -- 0.21%
   Delaware State Housing Authority, 4.00%, 07/01/2020                                         1,000,000                     989,770

FLORIDA -- 3.68%
   Broward County Housing Finance Authority, 5.00%, 11/01/2008                                   550,000                     562,414
   Collier County Housing Finance Authority, VRN, 07/15/2034                                   1,050,000                   1,050,000
   Collier County Housing Finance Authority, VRN, 07/15/2034                                   2,000,000                   2,000,000
   Florida Housing Finance Corp., 1.20%, 06/19/2004                                            2,900,000                   2,899,420
   Florida Housing Finance Corp., 6.85%, 04/01/2021                                              355,000                     371,113
   Florida Housing Finance Corp., VRN, 01/01/2044                                              5,000,000                   5,000,000
   Florida Housing Finance Corp., VRN, 01/01/2045                                                500,000                     500,000
   Miami Beach, 6.70%, 12/01/2014                                                                500,000                     536,175
   Miami-Dade County Housing Finance Authority, 3.80%, 09/01/2012                                200,000                     190,860
   Miami-Dade County Housing Finance Authority, 4.00%, 06/01/2016                              1,610,000                   1,462,733
   Miami-Dade County Housing Finance Authority, 4.625%, 11/01/2014                               325,000                     314,671
   Miami-Dade County Housing Finance Authority, 7.15%, 01/01/2019                                305,000                     324,651
   Palm Beach County Housing Finance Authority
      Housing Revenue, 4.50%, 12/01/2015                                                         500,000                     490,915
   Palm Beach County Housing Finance Authority
      Housing Revenue, 6.05%, 01/01/2022                                                       1,500,000                   1,493,490
                                                                                                                       -------------
TOTAL FLORIDA                                                                                                             17,196,442
                                                                                                                       -------------

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
GEORGIA -- 0.47%
   Fulton County Housing Authority, 6.30%, 10/15/2014                                            630,000               $     640,483
   Georgia State Housing & Finance Authority, 4.55%, 06/01/2020                                1,550,000                   1,557,285
                                                                                                                       -------------
TOTAL GEORGIA                                                                                                              2,197,768
                                                                                                                       -------------
IDAHO -- 0.02%
   Idaho Housing & Finance Association, 1.60%, 07/01/2006                                        100,000                      97,853

ILLINOIS -- 0.74%
   Illinois Housing Development Authority, 1.40%, 02/01/2006                                     200,000                     196,326
   Illinois Housing Development Authority, 1.45%, 08/01/2006                                     390,000                     381,151
   Illinois Housing Development Authority, 1.75%, 08/01/2007                                     455,000                     438,379
   Illinois Housing Development Authority, 7.80%, 09/01/2008                                     395,000                     418,815
   Illinois Housing Development Authority, 7.82%, 06/01/2022                                   1,520,000                   1,602,977
   Illinois Housing Development Authority, 8.28%, 09/01/2006                                      70,000                      74,335
   Upper Illinois River Valley Development Authority, 7.85%, 02/01/2007                          300,000                     320,949
                                                                                                                       -------------
TOTAL ILLINOIS                                                                                                             3,432,932
                                                                                                                       -------------
INDIANA -- 1.40%
   City of Elkhart, Indiana, 6.60%, 05/20/2014                                                   465,000                     495,490
   Indiana Housing Finance Authority, 2.20%, 07/01/2007                                          475,000                     464,916
   Indiana Housing Finance Authority, 7.34%, 07/01/2030                                        5,245,000                   5,553,301
                                                                                                                       -------------
TOTAL INDIANA                                                                                                              6,513,707
                                                                                                                       -------------
IOWA -- 0.19%
   Iowa Finance Authority, 6.55%, 12/01/2015                                                     830,000                     869,964

KENTUCKY -- 1.12%
   Kentucky Housing Corp., 1.25%, 07/01/2004                                                      90,000                      89,986
   Kentucky Housing Corp., 5.45%, 07/01/2021                                                     100,000                     101,040
   Kentucky Housing Corp., 5.75%, 01/01/2012                                                     150,000                     154,787
   Kentucky Housing Corp., VRN, 01/01/2034                                                     4,900,000                   4,900,000
                                                                                                                       -------------
TOTAL KENTUCKY                                                                                                             5,245,813
                                                                                                                       -------------
LOUISIANA -- 0.15%
   Louisiana Housing Finance Agency, 5.04%, 06/01/2033                                           705,000                     712,762

MARYLAND -- 0.54%
   Maryland Community Development Administration
      Department of Housing & Commmunity Development,
      VRN, 05/15/2036                                                                          2,500,000                   2,500,000

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
MASSACHUSETTS -- 1.20%
   Massachusetts Development Finance Agency, 4.85%, 09/01/2013                                    25,000               $      25,773
   Massachusetts Development Finance Agency, 5.50%, 09/01/2004                                   280,000                     282,764
   Massachusetts Housing Finance Agency, 1.02%, 12/01/2004                                     3,000,000                   2,994,810
   Massachusetts Housing Finance Agency, 3.15%, 06/01/2013                                     1,000,000                     936,950
   Massachusetts Housing Finance Agency, 5.50%, 07/01/2013                                     1,295,000                   1,357,536
                                                                                                                       -------------
TOTAL MASSACHUSETTS                                                                                                        5,597,833
                                                                                                                       -------------
MICHIGAN -- 0.80%
   City of Cheboygan, 6.93%, 08/01/2008                                                          225,000                     226,962
   Michigan State Housing Development Authority, VRN, 06/01/2034                               3,500,000                   3,500,000
                                                                                                                       -------------
TOTAL MICHIGAN                                                                                                             3,726,962
                                                                                                                       -------------
MINNESOTA -- 0.21%
   Minnesota Housing Finance Agency, VRN, 07/01/2037                                           1,000,000                   1,000,000

MISSOURI -- 0.33%
   Missouri Housing Development Commission, 4.00%, 09/01/2023                                  1,360,000                   1,352,697
   Missouri Housing Development Commission, 6.00%, 03/01/2032                                     95,000                      97,154
   Missouri Housing Development Commission, 6.67%, 03/01/2029                                     70,000                      70,942
                                                                                                                       -------------
TOTAL MISSOURI                                                                                                             1,520,793
                                                                                                                       -------------

NEVADA -- 1.35%
   Nevada Housing Division, 3.83%, 10/01/2013                                                  2,215,000                   2,127,352
   Nevada Housing Division, 5.11%, 04/01/2017                                                    235,000                     234,326
   Nevada Housing Division, 5.41%, 10/01/2014                                                  1,095,000                   1,098,132
   Nevada Housing Division, VRN, 10/01/2030                                                      500,000                     500,000
   Nevada Housing Division, VRN, 04/01/2031                                                    1,540,000                   1,540,000
   Nevada Housing Division, VRN, 10/15/2035                                                      800,000                     800,000
                                                                                                                       -------------
TOTAL NEVADA                                                                                                               6,299,810
                                                                                                                       -------------

NEW JERSEY -- 6.30%
   Camden County Improvement Authority, VRN, 07/01/2029                                        2,000,000                   2,000,000
   City of Elizabeth, 7.00%, 08/01/2010                                                          115,000                     115,440
   City of Elizabeth, 7.18%, 08/01/2013                                                          125,000                     125,490
   New Jersey St Housing & Mortgage Finance Agency, 1.75%, 11/01/2005                            210,000                     209,563
   New Jersey St Housing & Mortgage Finance Agency, 8.07%, 05/01/2016                          1,260,000                   1,330,245

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2033                            6,150,000               $   6,150,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2035                           13,000,000                  13,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 10/01/2023                            2,000,000                   2,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 11/01/2023                            1,480,000                   1,480,000
   Union County Improvement Authority, 4.00%, 09/15/2008                                       3,000,000                   2,999,850
                                                                                                                       -------------
TOTAL NEW JERSEY                                                                                                          29,410,588
                                                                                                                       -------------
NEW MEXICO -- 0.75%
   New Mexico Mortgage Finance Authority, 4.625%, 03/01/2013                                     535,000                     519,046
   New Mexico Mortgage Finance Authority, 7.58%, 09/01/2027                                    2,880,000                   2,962,915
                                                                                                                       -------------
TOTAL NEW MEXICO                                                                                                           3,481,961
                                                                                                                       -------------
NEW YORK -- 0.52%
   City of Binghamton, 7.00%, 08/01/2010                                                          90,000                      90,640
   City of Binghamton, 7.18%, 08/01/2013                                                         140,000                     141,082
   New York State Housing Finance Agency, 8.11%, 11/15/2038                                      170,000                     186,963
   New York State Housing Finance Agency, VRN, 05/15/2036                                      1,000,000                   1,000,000
   New York State Housing Finance Agency, VRN, 11/01/2036                                      1,000,000                   1,000,000
                                                                                                                       -------------
TOTAL NEW YORK                                                                                                             2,418,685
                                                                                                                       -------------
NORTH CAROLINA -- 0.38%
   North Carolina Housing Finance Agency/NC, VRN, 01/01/2035                                   1,000,000                   1,000,000
   North Carolina Housing Finance Agency/NC, VRN, 07/01/2032                                     750,000                     750,000
                                                                                                                       -------------
TOTAL NORTH CAROLINA                                                                                                       1,750,000
                                                                                                                       -------------
OHIO -- 0.34%
   City of Cleveland, 2.48%, 11/01/2005                                                          500,000                     499,100
   County of Cuyahoga, 5.10%, 06/01/2018                                                         730,000                     685,470
   Ohio Housing Finance Agency, 5.25%, 9/01/2004                                                 410,000                     412,726
                                                                                                                       -------------
TOTAL OHIO                                                                                                                 1,597,296
                                                                                                                       -------------
OREGON -- 0.19%
   Oregon State Facilities Authority, VRN, 12/15/2036                                            300,000                     300,000
   Portland Oregon Multiple Family, VRN, 12/15/2024                                              600,000                     600,000
                                                                                                                       -------------
TOTAL OREGON                                                                                                                 900,000
                                                                                                                       -------------

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
PENNSYLVANIA -- 4.19%
   Allegheny County Residential Finance Authority, 5.75%, 10/20/2008                             605,000               $     638,432
   Pennsylvania Housing Finance Agency, 6.15%, 10/01/2020                                      5,900,000                   6,073,047
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                                        7,600,000                   7,600,000
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                                        3,560,000                   3,560,000
   Quakertown General Authority, 6.05%, 07/20/2017                                               855,000                     888,636
   York County Industrial Development Authority, 6.70%, 10/01/2012                               700,000                     781,893
                                                                                                                       -------------
TOTAL PENNSYLVANIA                                                                                                        19,542,008
                                                                                                                       -------------
SOUTH DAKOTA -- 0.33%
   South Dakota Housing Development Authority, VRN, 05/01/2032                                 1,550,000                   1,550,000

TENNESSEE -- 0.21%
   Tennessee Housing Development Agency, 2.80%, 01/01/2007                                     1,000,000                     990,070

TEXAS -- 5.75%
   Bexar County Housing Finance Corp., 4.75%, 12/01/2007                                         440,000                     438,319
   Bexar County Housing Finance Corp., 5.00%, 12/01/2005                                         265,000                     270,040
   Bexar County Housing Finance Corp., 5.50%, 02/20/2009                                         315,000                     326,425
   Bexar County Housing Finance Corp., 5.625%, 01/01/2007                                        195,000                     200,659
   Bexar County Housing Finance Corp., VRN, 02/01/2037                                           760,000                     760,000
   Dallas Housing Finance Corp., VRN, 02/01/2037                                                 750,000                     750,000
   Houston Housing Finance Corp., VRN, 12/01/2036                                                500,000                     500,000
   Nueces County Housing Finance Corp., 8.25%, 07/01/2005                                        140,000                     145,590
   Tarrant County Housing Finance Corp., 4.50%, 12/01/2005                                       165,000                     169,102
   Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026                          8,500,000                   8,794,015
   Texas Department of Housing & Community Affairs, VRN, 06/15/2037                            4,000,000                   4,000,000
   Texas Department of Housing & Community Affairs, VRN, 07/01/2022                            2,100,000                   2,100,000
   Texas Public Finance Authority, 2.00%, 06/15/2005                                           2,000,000                   2,003,260
   Texas Public Finance Authority, 2.125%, 12/15/2005                                          3,000,000                   2,995,260
   Texas Public Finance Authority, 2.625%, 06/15/2006                                          3,000,000                   2,992,020
   Travis County Housing Finance Corp., 3.75%, 06/01/2005                                        400,000                     404,056
                                                                                                                       -------------
TOTAL TEXAS                                                                                                               26,848,746
                                                                                                                       -------------
UTAH -- 1.28%
   Utah Housing Corp, 4.87%, 07/20/2014                                                          200,000                     196,228
   Utah Housing Corp, 5.26%, 07/20/2018                                                          710,000                     697,461
   Utah Housing Corp, 6.10%, 07/20/2028                                                        4,250,000                   4,212,132
   Utah Housing Corp, 6.21%, 07/20/2018                                                          850,000                     882,861
                                                                                                                       -------------
TOTAL UTAH                                                                                                                 5,988,682
                                                                                                                       -------------

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

                                                                                              Principal                    Value
                                                                                              ----------               -------------
VIRGINIA -- 4.25%
   Virginia Housing Development Authority, 4.82%, 03/01/2016                                   1,280,000               $   1,197,952
   Virginia Housing Development Authority, 5.00%, 12/25/2032 (+)                               6,965,166                   6,686,560
   Virginia Housing Development Authority, 5.07%, 03/01/2023                                   3,880,000                   3,523,700
   Virginia Housing Development Authority, 6.00%, 05/01/2013                                   1,000,000                   1,053,850
   Virginia Housing Development Authority, 6.50%, 06/25/2032 (+)                               7,139,292                   7,394,878
                                                                                                                       -------------
TOTAL VIRGINIA                                                                                                            19,856,940
                                                                                                                       -------------
WASHINGTON -- 1.38%
   State of Washington, 2.00%, 07/01/2005                                                        750,000                     749,355
   Washington State Housing Finance Commission, 6.03%, 01/01/2020                                760,000                     749,960
   Washington State Housing Finance Commission, 6.70%, 07/15/2018                              1,755,000                   1,810,002
   Washington State Housing Finance Commission, VRN, 02/01/2030                                  500,000                     500,000
   Washington State Housing Finance Commission, VRN, 06/15/2037                                2,625,000                   2,625,000
                                                                                                                       -------------
TOTAL WASHINGTON                                                                                                           6,434,317
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS (COST $206,884,037)                                                                                205,641,247
                                                                                                                       -------------
MISCELLANEOUS INVESTMENTS -- 6.20%
   Asset Management Fund Adjustable Rate Mortgage Fund                                         1,402,768                  13,803,236
   Asset Management Fund Ultra Short Fund                                                        382,526                   3,783,182
   Evergreen Institutional Money Market Fund                                                  11,038,317                  11,038,317
   Louisville Community Development, 0.70%, 11/22/2004                                           100,353                     100,353
   Self Help Credit Union, 1.14%, 07/04/2004                                                     100,000                     100,000
   University Bank CD, 1.40%, 06/02/2004                                                         100,000                     100,000
                                                                                                                       -------------
TOTAL MISCELLANEOUS INVESTMENTS (COST $28,973,579)                                                                        28,925,088
                                                                                                                       -------------
TOTAL INVESTMENTS (COST $498,127,047)-- 105.70%                                                                          493,348,415
                                                                                                                       -------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET-- (5.70)%                                                                    (26,589,873)
                                                                                                                       -------------
NET ASSETS-- 100%                                                                                                      $ 466,758,542
                                                                                                                       =============

(+) Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at May 31, 2004, is $91,078,215, which represents 19.51% of the Fund's total net assets.

(++) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2004, these securities amounted to $1,500,000 which represents 0.32% of total net assets.

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                              As of May 31, 2004
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost-- $498,127,047)                                                            $ 493,348,415
   Receivables:
      Interest and dividends                                                                                              3,051,863
      Fund shares sold                                                                                                    3,500,000
      Principal paydowns on securities                                                                                       29,311
      Prepaid expenses                                                                                                       10,448
                                                                                                                      -------------
Total Assets                                                                                                            499,940,037
                                                                                                                      -------------
LIABILITIES:
   Payables:
      Investment securities purchased                                                                                    32,149,555
      Distributions payable                                                                                                 699,217
      Advisory fees due to Advisor                                                                                          185,676
      Distribution 12b-1 fees                                                                                                38,772
      Trustee fees                                                                                                           10,000
      Accrued expenses                                                                                                       98,275
                                                                                                                      -------------
Total Liabilities                                                                                                        33,181,495
                                                                                                                      -------------
NET ASSETS                                                                                                            $ 466,758,542
                                                                                                                      =============
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                                      471,696,467
   Undistributed realized loss on investments                                                                              (159,293)
   Net unrealized depreciation on investments                                                                            (4,778,632)
                                                                                                                      -------------
  Net Assets (Unlimited shares of no par value authorized; 44,496,179 shares outstanding)                             $ 466,758,542
                                                                                                                      =============
Net Asset Value and offering price per share                                                                          $       10.49
                                                                                                                      =============

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
                                          For the Fiscal Year Ended May 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                                                           $  17,156,809
   Dividends                                                                                                                195,016
   Miscellaneous income                                                                                                      37,671
                                                                                                                      -------------
      Total investment income                                                                                            17,389,496
                                                                                                                      -------------
EXPENSES:
   Investment advisory fees                                                                                               1,867,887
   Distribution fees                                                                                                        933,944
   Professional fees                                                                                                        349,507
   Accounting and administration fees                                                                                       240,721
   Trustee fees                                                                                                             136,988
   Other                                                                                                                     81,556
   Insurance expense                                                                                                         53,800
   Custodian fees                                                                                                            52,393
   Printing expense                                                                                                           5,014
                                                                                                                      -------------
      Total expenses                                                                                                      3,721,810
   Net investment income                                                                                                 13,667,686
                                                                                                                      -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments                                                                                         479,343
   Net change in unrealized depreciation on investments                                                                 (19,709,746)
                                                                                                                      -------------
                                                                                                                        (19,230,403)
                                                                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $  (5,562,717)
                                                                                                                      =============

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      FOR THE            FOR THE
                                                                                                    FISCAL YEAR        FISCAL YEAR
                                                                                                       ENDED              ENDED
                                                                                                    MAY 31, 2004       MAY 31, 2003
                                                                                                    -------------     -------------
INCREASE IN NET ASSETS
Operations:
   Net investment income                                                                            $  13,667,686     $  10,651,061
   Net realized gain on investments                                                                       479,343         2,759,264
     Net change in unrealized appreciation/(depreciation)
      on investments                                                                                  (19,709,746)       13,141,852
                                                                                                    -------------     -------------
Net increase/(decrease) in net assets resulting from operations                                        (5,562,717)       26,552,177
                                                                                                    -------------     -------------
Distributions to shareholders from:
   Net investment income                                                                              (13,667,870)      (10,650,878)
   Realized capital gains
      Short term gains                                                                                 (3,157,348)          (98,374)
      Long term gains                                                                                          --                --
                                                                                                    -------------     -------------
Total Distributions                                                                                   (16,825,218)      (10,749,252)
                                                                                                    -------------     -------------

Capital Share Transactions:
   Shares sold                                                                                        188,154,200       141,550,261
   Shares reinvested                                                                                    8,383,931         5,376,933
   Shares redeemed                                                                                    (15,483,798)      (25,831,208)
                                                                                                    -------------     -------------
Increase in net assets from Fund share transactions                                                   181,054,333       121,095,986
                                                                                                    -------------     -------------
Increase in net assets                                                                                158,666,398       136,898,911
                                                                                                    -------------     -------------
NET ASSETS:
   Beginning of year                                                                                  308,092,144       171,193,233
                                                                                                    -------------     -------------
   End of year                                                                                      $ 466,758,542     $ 308,092,144
                                                                                                    =============     =============

SHARE TRANSACTIONS:
   Shares sold                                                                                         17,478,541        13,062,442
   Shares reinvested                                                                                      782,822           495,926
   Redeemed                                                                                            (1,432,173)       (2,362,283)
                                                                                                    -------------     -------------
Increase in shares                                                                                     16,829,190        11,196,085
Shares outstanding at beginning of year                                                                27,666,989        16,470,904
                                                                                                    -------------     -------------
Shares outstanding at end of year                                                                      44,496,179        27,666,989
                                                                                                    =============     =============

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                            FINANCIAL HIGHLIGHTS
                 Per Share Data (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                        FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    PERIOD
                                                         ENDED         ENDED         ENDED         ENDED         ENDED
                                                      MAY 31, 2004  MAY 31, 2003  MAY 31, 2002  MAY 31, 2001  MAY 31, 2000(*)
                                                      ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
BEGINNING OF PERIOD                                     $   11.14     $   10.39     $   10.24     $    9.77     $   10.00
                                                        ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS:
   Net investment income                                     0.39          0.48          0.53          0.58          0.36
     Net realized and unrealized
      gain/(loss) on investments                            (0.56)         0.75          0.19          0.47         (0.23)
                                                        ---------     ---------     ---------     ---------     ---------
Total from investment operations                            (0.17)         1.23          0.72          1.05          0.13
                                                        ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS FROM:
   Net investment income                                    (0.39)        (0.48)        (0.53)        (0.58)        (0.36)
   Realized capital gains                                   (0.09)           --         (0.04)           --            --
                                                        ---------     ---------     ---------     ---------     ---------
Total distributions                                         (0.48)        (0.48)        (0.57)        (0.58)        (0.36)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                          $   10.49     $   11.14     $   10.39     $   10.24     $    9.77
                                                        =========     =========     =========     =========     =========

Total Return                                                (1.61)%       12.11%         7.12%        10.96%         1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $ 466,759     $ 308,092     $ 171,193     $  44,116     $   9,709
Ratio of expenses to average net assets:
      Before advisory fee waiver                             0.99%         1.02%         1.25%         2.34%         8.02%(1)
      After advisory fee waiver                              0.99%         1.00%         1.00%         1.00%         1.00%(1)
Ratio of net investment income to average net assets:
      Before advisory fee waiver                             3.65%         4.48%         5.04%         4.84%         2.39%(1)
      After advisory fee waiver                              3.65%         4.50%         5.29%         6.18%         6.33%(1)
Portfolio turnover rate                                     54.04%        70.60%       104.65%        59.32%        98.58%

(*) The investment portfolio commenced operations on August 30, 1999.
(1) Annualized

    The accompanying notes are an integral part of this financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    May 31, 2004
--------------------------------------------------------------------------------

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. Management believes all investments are liquid.

MORTGAGE BACKED TO-BE-ANNOUNCED SECURITIES. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At May 31, 2004, the Fund had no repurchase agreements outstanding.

                        THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the fiscal year ended May 31, 2004, were as follows:

Purchases:
   U.S. Government                                                  $        --
   Other                                                            399,178,423
Sales:
   U.S. Government                                                           --
   Other                                                            209,300,719

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2004, gross unrealized appreciation/(depreciation) of investments for tax purposes were as follows:

Appreciation                                                        $ 2,895,682
Depreciation                                                         (7,674,314)
                                                                    -----------
Net depreciation on investments                                     $(4,778,632)
                                                                    ===========

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

NOTE 3 -- ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the fiscal year ended May 31, 2004, the Advisor received advisory fees of $1,867,887.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the fiscal year ended May 31, 2004, the Fund incurred distribution expenses of $933,944.

For the year ended May 31, 2004, the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses will be no more than 1.00% of the Fund's average daily net assets. For the year ended May 31, 2004, there were no expenses (other than advisory) reimbursable by the Advisor.

The President and Treasurer of the Fund is affiliated with the Advisor.

NOTE 4 -- DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year indicated were as follows:

                                          FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                            MAY 31, 2004       MAY 31, 2003
                                           --------------     --------------
Distributions paid from:
   Ordinary income                         $   13,667,870     $   10,650,878
   Short-term capital gain                      3,157,348             98,374
   Long-term capital gain                              --                 --
                                           --------------     --------------
Total Distributions                        $   16,825,218     $   10,749,252
                                           ==============     ==============

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                 $        --
Undistributed capital gain/(loss), net           (159,293)
Unrealized appreciation/(depreciation), net    (4,778,632)
                                              -----------
   Distributable Earnings, Net                $(4,937,925)
                                              ===========

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE TRUSTEES AND SHAREHOLDERS
THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the "Fund"), including the schedule of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. The financial highlights for the years ended May 31, 2002, May 31, 2001 and for the period from August 30, 1999 (commencement of operations) through May 31, 2000, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated July 5, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, changes in net assets and financial highlights for the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

New York, New York

July 15, 2004

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                     (Unaudited)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

PROXY POLICIES

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

TRUSTEES AND OFFICERS

The business and affairs of The Community Reinvestment Act Qualified Investment Fund (the "Trust") are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling the Trust toll-free at 1-877-272-1977.

INDEPENDENT TRUSTEES

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS IN
                           POSITION(S)       SERVED IN                                        FUND COMPLEX            OTHER
                           HELD WITH         POSITION     PRINCIPAL OCCUPATION(S)             OVERSEEN            DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)   THE TRUST          SINCE(2)     DURING PAST 5 YEARS                BY TRUSTEE(3)      HELD BY TRUSTEE(4)
------------------------   -----------       ---------    -----------------------            --------------      ------------------
John E. Taylor(5)          Chairman           6/1/99       President and Chief                    1
Age 54                     of the Board                    Executive Officer, National
                           and Trustee                     Community Reinvestment
                                                           Coalition, January 1992 to
                                                           present.

Burton Emmer               Trustee            6/1/99       Assistant to Chief Executive           1
Age 66                                                     Officer, CHS Electronics,
                                                           Inc., October 1998 to
                                                           December 2000; Partner,
                                                           Grant Thornton LLP
                                                           (certified public accoun-
                                                           tants), August 1979
                                                           to August 1998.

Heinz Riehl                Trustee            6/1/99       President, Riehl World                 1
Age 68                                                     Training & Consulting, Inc.
                                                           (bank consulting), 1996 to
                                                           present; Faculty Member,
                                                           New York University, 1982

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                     (Unaudited)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED)

                                                                                                 NUMBER OF
                                                                                              PORTFOLIOS IN
                            POSITION(S)      SERVED IN                                         FUND COMPLEX           OTHER
                            HELD WITH         POSITION         PRINCIPAL OCCUPATION(S)           OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    THE TRUST         SINCE(2)         DURING PAST 5 YEARS             BY TRUSTEE(3)    HELD BY TRUSTEE(4)
------------------------    ---------         --------         -------------------             --------------   ------------------

Irvin M. Henderson(5)       Trustee           6/26/00          President and CEO,                   1
Age 48                                                         Henderson & Company,
                                                               1993 to present.

Robert O. Lehrman           Trustee           9/29/00          Self-employed attorney and           1
Age 69                                                         business consultant from
                                                               January 1997 to present.
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------

David K. Downes             President         1/29/04          President and Chief                 N/A                 N/A
c/o CRAFund                 and                                Executive Officer, CRAFund
Advisors, Inc.              Treasurer                          Advisors, Inc. since January
1830 Main Street                                               2004; President and CEO of
Suite 204                                                      Delaware Family of Funds
Weston, FL 33326                                               and COO of Delaware
Age 64                                                         Investments from 1997 to
                                                               August 2003.

Michael P. Malloy           Secretary          6/1/99          Partner, Drinker Biddle &           N/A                 N/A
Drinker Biddle                                                 Reath LLP (law firm) since
& Reath LLP                                                    1993.
One Logan Square
18th and Cherry Sts.
Philadelphia, PA 19103
Age 45

(1) Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.
(2) Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
(3) The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(5) The Fund entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC"). John Taylor is President and Chief Executive Officer, and Irvin M. Henderson is a member of the Board of Directors of NCRC.


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ITEM 2.  CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Burt Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $44,250 and $42,000 for fiscal years ended May 31, 2004 and 2003, respectively.

      (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $1,750 and $1,750 for the fiscal years ended May 31, 2004 and 2003, respectively.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $5,000 and $5,000 for the fiscal years ended May 31, 2004 and 2003, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2004 and 2003, respectively.

     (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

     (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

      (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended May 31, 2004 and May 31, 2004 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

      (h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title) /s/ David K. Downes, President & Treasurer
                        --------------------------------------------------------
                                    David K. Downes, President & Treasurer

Date 8/9/2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David K. Downes, President
                        --------------------------------------------------------
                                    David K. Downes, President

Date 8/9/2004
    ----------------------------------------------------------------------------

By (Signature and Title) /s/ David K. Downes, Treasurer
                        --------------------------------------------------------
                                    David K. Downes, Treasurer

Date 8/9/2004
    ----------------------------------------------------------------------------